Cash and cash equivalents	12 Months Ended
Sep. 30, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
4	Cash and cash equivalents

	As of September 30,
	2025	2024
	US$	US$
Cash in hand	1,404	1,426
Cash held at banks	13,204,602	1,591,611
Total cash and cash equivalents	13,206,006	1,593,037